Debt - PPP & SBA Loans (Narrative) (Details) $ in Thousands	12 Months Ended
	Apr. 28, 2024 USD ($)	Apr. 30, 2023 USD ($)	Apr. 25, 2021 USD ($) debt_instrument	Oct. 13, 2024 USD ($)	Jun. 04, 2021	Apr. 20, 2020 USD ($)
Debt Instrument [Line Items]
Interest rate					1.07%
Gain on extinguishment of debt	$ 0	$ 8,355
Long-term debt	132,918
PPP and SBA loans
Debt Instrument [Line Items]
Long-term debt	$ 500	500		$ 500
PPP and SBA loans | Paycheck Protection Program Loan
Debt Instrument [Line Items]
Face amount			$ 3,265			$ 7,725
Number of debt instruments | debt_instrument			3
Debt term			2 years
Interest rate			1.00%
Gain on extinguishment of debt		$ 8,458